Goodwill - Movement of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at period start	$ 37,364	$ 29,170
Goodwill at period end and period start	1,379	37,364
Impairment loss recognized	(6,815)
Goodwill at period end	1,379	37,364
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Recognized on acquisition of a subsidiary		$ 8,194
Eliminated on disposal of a subsidiary	$ (29,170)